Equity - Summary of Additional Paid In Capital (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Additional Paid In Capital [Line Items]
Share premium	$ 485,180	$ 1,557
Common Class A [Member]
Disclosure Of Additional Paid In Capital [Line Items]
Share premium	299,078	623
Common Class B [Member]
Disclosure Of Additional Paid In Capital [Line Items]
Share premium	$ 186,102	$ 934